Share-Based Compensation	6 Months Ended
Apr. 30, 2026
Share-Based Compensation [Abstract]
Share-Based Compensation
NOTE 13: SHARE-BASED COMPENSATION
For the three and six months ended April

30, 2026, the Bank recognized compensation

expense for stock option awards of $
9.0

million and $
18.3

million,
respectively (three and six months ended April

30, 2025 – $
7.0

million and $
10.1

million, respectively). During the three months

ended April 30, 2026 and
April 30, 2025, nil

stock options were granted by the Bank.

During the six months ended April 30, 2026,
1.6

million (six months ended April 30, 2025 –
2.0

million)
stock options were granted by the Bank at

a weighted-average fair value of $
21.89

per option (April 30, 2025 – $
12.80

per option).
The following table summarizes the assumptions

used for estimating the fair value of options

for the six months ended April 30, 2026

and April 30, 2025.
Assumptions Used for Estimating the

Fair Value of Options
(in Canadian dollars, except as noted) For the six months ended
April 30 April 30
2026 2025
Risk-free interest rate 3.42% 3.08%
Option contractual life 10 years 10 years
Expected volatility 19.44% 19.47%
Expected dividend yield 4.02% 3.94%
Exercise price/share price $ 126.43 $ 75.76
The risk-free interest rate is based on Government

of Canada benchmark bond yields as

at the grant date. Expected volatility is

calculated based on the historical
average daily volatility and expected dividend

yield is based on dividend payouts in the last

fiscal year. These assumptions are measured over a period
corresponding to the option contractual life.